As filed with the Securities and Exchange Commission on September 14, 2001



                                                        REGISTRATION NO. 2-83397
                                        INVESTMENT COMPANY ACT FILE NO. 811-1436

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    / X /

      Pre-Effective Amendment No.  _____                                   /   /


      Post-Effective Amendment No.    26                                   / X /


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            / X /

                        Amendment No. ____                                 / X /

                           Capstone Growth Fund, Inc.
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


                5847 San Felipe, Suite 4100, Houston, Texas 77057
               ---------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)


        Registrant's Telephone Number, Including Area Code (713) 260-9000

                             Allan S. Mostoff, Esq.
                                     Dechert
                              1775 Eye Street, N.W.
                              Washington, DC 20006
                     ---------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

      /   / immediately upon filing pursuant to paragraph (b).
      /   / on February 28, 2001 pursuant to paragraph (b).
      /   / 60 days after filing pursuant to paragraph (a)(i).
      /   / on (date) pursuant to paragraph (a)(i).
      / X / 75 days after filing pursuant to paragraph (a)(ii).
      /   / on ________________ pursuant to paragraph (a)(ii) of Rule 485

                Subject to Completion; dated September 14, 2001

     The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed wit the Securities Exchange Commission is effective. This prospectus is not an offer to sell thses securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


                     CAPSTONE EMPLOYEE STOCK OWNERSHIP FUND

             Investing in stocks for long-term capital appreciation



                                   Prospectus
                               September 14, 2001



    The Securities and Exchange Commission does not approve or disapprove the information in this Prospectus, and does not determine whether this information is accurate or complete. It is a criminal offense to state otherwise.

                                TABLE OF CONTENTS


                                                                            Page
The Fund..................................................................
Fee Table.................................................................
Management................................................................
Buying and Selling Fund Shares............................................
Dividends, Distributions and Taxes........................................
Financial Highlights......................................................
How To Get More Information...............................................

THE FUND

     The Fund's Investment Objective and Principal Investment Strategies The Fund seeks to provide long-term capital appreciation. It invests primarily in common stocks of companies that utilize broad based employee stock ownership plans ("ESOP") and/or other employee ownership programs such as stock purchase programs, stock bonus plans and stock option plans. The Fund may also buy convertible and preferred securities of such companies and shares of other investment companies.

     The Fund's investment approach is to invest in companies whose valuations are attractive in relation to broad market averages and the company's own growth rate. In selecting stocks for consideration, the Adviser reviews historical performance and expected earnings growth, as well as recent relative performance. For companies that rate favorably on those tests, the Adviser performs a fundamental analysis. This analysis may involve evaluating the company's industry, reviewing comments of securities analysts and press reports, and interviewing company management. Finally, in selecting securities for investment, the Adviser considers their impact on the Fund's overall risk and return profile. When securities held by the Fund are reviewed according to these standards and no longer rank favorably relative to other potential investments, they may be considered for possible sale.

     The Fund has authority to invest in securities of the U.S. Government, its agencies and instrumentalities and in other debt securities that are rated at least A by Moody's Investors Service (Moody's) or Standard & Poor's Corporation (S&P) or deemed of comparable quality by the investment adviser. The Fund may invest without limit in these instruments as a temporary defensive measure under unusual market conditions, which can cause the Fund to fail to meet its investment objective during such periods and to lose benefits when the market begins to improve. (If these securities are downgraded, the Adviser has the discretion to hold or sell them.) The Fund may also use futures and options to hedge its portfolio.

Principal Risks

     The Fund's investments will fluctuate in price. This means that Fund share prices will go up and down, and an investor can lose money. Moreover, from time to time, the Fund's performance may be better or worse than funds with similar investment policies. Its performance is also likely to differ from that of funds that use different strategies for selecting stocks.

     Investments in stocks of any type involve risk because stock prices have no guaranteed value. Stock prices may fluctuate -- at times dramatically -- in response to various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic segment.

     Investments in fixed income securities also entail risk. The values of these securities will tend to fluctuate inversely with changes in interest rates. Changes in the financial strength of the issuer, or its creditworthiness, can also affect the value of the securities it issues. Convertible and preferred stocks, which have some characteristics of both stock and fixed income securities, also entail, to some extent, the risks of each.

     The Fund's hedging activities will not always be successful. Moreover, they can also cause the Fund to lose money or fail to get the benefit of a gain. Among other things, these negative effects can occur if the market moves in a direction that the Fund's investment adviser does not expect or if the Fund cannot close out its position in a hedging instrument.

     The Fund's investments in other investment companies involve additional expenses because Fund shareholders will indirectly bear a portion of the expenses of such companies, including operating costs and administrative and advisory fees. These expenses are in addition to similar expenses of the Fund that shareholders bear directly.

Past Performance

     Performance figures will not be presented until after the Fund has completed a full calendar year of operations.

                                    FEE TABLE

Shareholder Fees (fees paid directly from your investment)

Maximum front-end sales charge                        None
Maximum deferred sales charge                         None
Maximum sales charge on reinvested dividends and      None
distributions
Redemption fee                                        None
Exchange fee                                          None
Maximum account fee                                   None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Investment Advisory Fees                 0.675%
12b-1 Fees*                              0.25%
Other Expenses**                         0.24%
Total Annual Fund Operating Expenses     1.17%




* The Fund has adopted a Rule 12b-1 Plan that permits it to pay up to 0.25% of its average net assets each year for distribution costs. These fees are an ongoing charge to the Fund and therefore are an indirect expense to you. Over time these fees may cost you more than other types of sales charge.

** "Other expenses" which are based on estimated amounts, include such expenses as custody, transfer agent, legal, accounting and registration fees.

Example

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment returns 5% each year, and that the Fund's operating expenses remain at a constant percentage. Because these assumptions may vary from your actual experience, your actual return and expenses may be different.

        1 Year               3 Years
        ------               -------
         $120                 $375



                                   MANAGEMENT

Adviser and Administrator

     Capstone Asset Management Company ("CAMCO"), a wholly-owned subsidiary of Capstone Financial Services, Inc. located at 5847 San Felipe, Suite 4100, Houston, Texas 77057, acts as investment adviser and administrator for the Fund. CAMCO provides investment management and administrative services to other mutual funds, and provides investment management services to pension and profit-sharing accounts, corporations and individuals. As of August 22, 2001, CAMCO manages assets in excess of $2.7 billion.

     For its investment advisory services, CAMCO receives fees based on the aggregate average daily net assets of the Fund, at the following percentage rates: 0.675% on the fist $250 million and 0.60% of assets over $250 million. CAMCO also receives fees from each Fund for administrative services.

Portfolio Manager

     The Fund's portfolio manager is Howard S. Potter. Mr. Potter serves as Managing Director of CAMCO and Fixed Income Portfolio Manager in addition to being a member of the investment and client service teams. Howard began his investment career trading financial futures as a local floor trader. During the early 1980's, he published weekly newsletters on financial futures and debt options at Donaldson, Lufkin & Jenrette, Inc. In 1984, Howard joined Oppenheimer & Co. to spearhead the Risk Management Group. In 1991, he founded New Castle Advisers, Inc. to manage fixed income portfolios and mutual funds. In 1996, New Castle was acquired by Capstone and Howard joined Capstone as a Managing Director. Advisory

Advisory Committee

     The Funds' Board of Directors has appointed an Advisory Committee that consults with the Board. The Advisory Committee will review whether the corporations included in the Fund are employee owned. The Advisory Committee will not recommend any corporation or its securities for inclusion in the Fund. Advisers Committee members are compensated for expenses of attending Fund related meetings.

                         BUYING AND SELLING FUND SHARES

Share Price:

     The purchase and redemption price of Fund shares is the Fund's net asset value (NAV) per share next determined after your order is received. NAV is generally calculated as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern time, and reflects the Fund's aggregate assets less its liabilities. The Fund's exchange-traded securities are valued at their market value at that time (certain derivatives are priced at 4:15 Eastern time). Prices for debt securities may be obtained from pricing services, except that short-term debt securities are valued at amortized cost. If market value quotations are not readily available for an investment, the investment will be valued at fair value as determined in good faith by the Fund's Board of Directors. NAV is not calculated on days the New York Stock Exchange is closed.

     For investments in securities traded on foreign exchanges that close prior to the time at which a Fund's net asset value is determined, the calculation of net asset value does not take place contemporaneously with the determination of the prices of those securities. If an event were to occur after the value of a Fund investment was so established but before the Fund's net asset value per share is determined that is likely materially to change the Fund's net asset value, the Fund instrument would be valued using fair value considerations established by the Board of Directors.

Minimum Investment:

     The minimum initial investment in the Fund is $200, except for continuous investment plans which have a $25 minimum. There is no minimum for subsequent purchases, except for continuous investment plans and telephone purchases. The minimum subsequent telephone purchase is $1,000.

Share Certificates:

     The Fund will not issue share certificates.

Telephone Transactions:

     Unless declined on the investment application, the Fund is authorized to accept orders for additional purchases, redemptions and exchanges by phone. You will be liable for any fraudulent order as long as the Fund has taken reasonable steps to assure the order was proper. Also note that during unusual market conditions, you may experience delays in placing telephone orders. In that event, you should try one of the alternative procedures described below.

Frequent Transactions:

     The Fund reserves the right to limit additional purchase and exchange transactions by any investor who makes frequent purchases, redemptions or exchanges that the Adviser believes might harm the Fund. In general, more than one transaction per month may be viewed as excessive.

Purchasing Fund Shares

     You may use any of the following methods to purchase Fund shares.

Through Authorized Dealers

     You may place your order through any dealer authorized to take orders for the Fund. If the order is received by the authorized dealer by 4:00 p.m. Eastern time and transmitted to the Fund by 4:00 p.m. Central time, it will be priced at the NAV per share for the applicable class of shares on that day. Later orders will receive the NAV per share next determined. It is the dealer's responsibility to transmit orders timely.

Through the Distributor

     You may place orders directly with the Fund's distributor by mailing a completed investment application with a check or other negotiable bank draft payable to Capstone Employee Stock Ownership Fund to the Transfer Agent.

                  The Transfer Agent's address is:

                  Capstone Employee Stock Ownership Fund
                  c/o Declaration Service Company
                  555 North Lane, Suite 6160
                  Conshohocken, Pennsylvania 19428
                  1-800-695-3208

     Remember to make your check for at least any applicable minimum noted above. Payment for all orders must be received by the Transfer Agent within three business days after the order was placed or you will be liable for any losses resulting from your purchase order. Checks from third parties will not be accepted. Subsequent investments may be mailed to the same address. Confirmations of each purchase and transaction in the account are sent to the shareolder's address of record.

Investing By Wire

     You may purchase shares by wire if you have an account with a commercial bank that is a member of the Federal Reserve System. You should be aware that your bank may charge a fee for this service.

     For an initial investment by wire, you must first call 1-800-845-2340 to be assigned a Fund account number. Ask your bank to wire the amount of your investment to:

                  Fifth Third Bank, ABA #042000314
                  For: Declaration Service Company
                  Account #729-70495
                  Further credit Capstone Employee Stock Ownership Fund

     Note that the wire must include: your name and address, your Fund account number, and your social security or tax identification number. You must follow up your wire with a completed Investment Application. An application may be obtained by calling 1-800-262-6631. Mail the application to the Transfer Agent's address (see above, under "Distributor").

     Subsequent investments may also be made by wire at any time by following the above procedures. The wire must include your name and your Fund accont number.

Telephone Investment

     After you have opened your account, you may make additional investments unless declined on the Investment Application by calling the Transfer Agent at 1-800-695-3208.

     The minimum telephone purchase for individual shares is $1,000, and the maximum is the greater of $1,000 or five times the NAV of your shares held, for which payment has been received, on the day preceding your order.

     Your telephone purchase will be priced at the NAV next determined after your call. Payment for your order must be received within three business days. Mail your payment to the Transfer Agent's address (see above). If your payment is not received within three business days, you will be liable for any losses caused by your purchase.

Automated Clearing House ("ACH") Investment

     You may make subsequent investments through ACH to Fifth/Third Bank by selecting this option on the Investment Application.

Pre-Authorized Investment

     After opening a Fund with at least the minimum investment, you may arrange to make regular monthly investments of at least $25 automatically from your bank checking account by completing the Pre-Authorized Payment section of the Investment Application.

Tax-Deferred Retirement Plans

     Fund shares may be used for virtually all types of tax-deferred retirement plans, including traditional and Roth IRAs, Coverdell Education Savings Accounts and Simplified Employee Pension Plans. For more information, call 1-800-262-6631.

Redeeming Fund Shares

     You may redeem your Fund shares on any business day using one of the following procedures:

          Through Authorized Dealers- You must request a redemption through any broker-dealer authorized to take orders for the Fund. If you place yor order with an authorized dealer by 4:00 p.m. Eastern standard time and the order is transmitted to the Fund by 4:00 p.m. Central standard time, it will be priced at the NAV per share for the applicable class of shares on that day. Later orders will be priced at the NAV next determined. The Fund does not charge a fee for these redemptions, but a dealer may impose a charge for this service. Redemption proceeds will be paid within three days after the Transfer Agent receives a redemption order in proper form.

          Through the Distributor - You may redeem your Fund shares by writing to the Transfer Agent's address (see "Purchasing Fund Shares,"above). You will generally receive a check for your redemption amount within a week. The Fund does not charge any fee for redemptions. If you request the proceeds to be sent to your address of record, you generally will not need a signature guarantee. A signature guarantee will be required if:

      o you want the proceeds to be mailed to a different address or to be paid to someone other than the record owner; or

      o     you want to transfer ownership of the shares.

          Signature guarantee - A signature guarantee can be provided by most banks, broker-dealers and savings associations, as well as by some credit unions.

          Redemption of Shares Purchased by Check - Redemptions of amounts purchased by check may be withheld until the purchase check has cleared, which may take up to 15 days from the purchase date.

Expedited Redemption

     If you want to redeem at least $1,000 of Fund shares and have not declined expedited redemption on the Investment Application currently on file with the Tansfer Agent, you may request that your redemption proceeds be mailed or wired to a commercial bank that you previously designated on the Investment Application by calling the Transfer Agent at 1-800-695-3208. Redemption proceeds will be forwarded the next day to the designated entity. You are urged to place your redemption request early in the day to permit efficient management of the Fund's cash reserves. The Fund does not impose a fee for this service, but it (and the service providers) reserve the right to modify or not to offer this service in the future. They will attempt to give shareholders reasonable notice of any change.

Automated Clearing House ("ACH") Redemption

     You may make redemptions through ACH from Fifth/Third Bank by selecting this option on the Investment Application.

Systematic Withdrawal

     If you hold individual shares, you may arrange for periodic withdrawals of $50 or more if you have invested at least $5,000 in the Fund. Your withdrawals under this plan may be monthly, quarterly, semi-annually or annually. If you elect this plan, you must elect to have all your dividends and distributions reinvested in shares of the Fund

     Note that payments under this plan come from redemptions of your Fund shares. The payments do not represent a yield from the Fund and may be a return of capital, thus depleting your investment. Payments under this plan will terminate when all your shares have been redeemed. The number of payments you receive will depend on the size of your investment, the amount and frequency of your withdrawals, and the yield and share price of the Fund, which can be expected to fluctuate.

     You may terminate this plan at any time by writing to the Transfer Agent. You continue to have the right to redeem your shares at any time. The cost of the plan is borne by the Fund and there is no direct charge to you.

Redemption in Kind:

     If you request a redemption in excess of $1 million, the Fund reserves the right to pay any portion of the redemption proceeds in securities from the Fund's portfolio rather than in cash, in accordance with applicable legal requirements. In the case, you will bear any brokerage costs imposed when you sell those securities.

Redemption Suspensions or Delays

     Although you may normally redeem your shares at any time, redemptions may not be permitted at times when the New York Stock Exchange is closed for unusual circumstances, or when the Securities and Exchange Commission allows redemptions to be suspended.

Exchanging Fund Shares

     You may exchange your shares of the Fund shares for another Capstone Fund at a price based on their respective NAVs. There is no sales charge or other fee. Please read the information in the prospectus concerning the Fund into which you wish to exchange. Your exchange must satisfy the applicable minimum investment and other requirements for the class of shares of the Fund into which you wish to exchange. The Fund into which you are exchanging must be available for sale in your state, and the exchange privilege may be amended or terminated upon 60 days' notice to shareholders.

You may place an exchange order by:

          o    mailing your exchange order to the Transfer Agent's address.

          o telephoning 1-800-695-3208 (only if you have not declined telephone exchanges on the Investment Application). Telephone exchange orders may be place from 9:30 to 4:00 p.m. Eastern time on any business day.

     Remember that your exchange is a sale of your shares, with possible tax consequences. See "Dividends, Distributions and Taxes."

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

     The Fund pays dividends from its net investment income and distributions from its net realized capital gains in additional shares of the Fund, with no sales charge. However, you may elect on the Investment Application to:

          o receive income dividends in cash and capital gain distributions in additional Fund shares; or

          o    receive all dividend and capital gain distributions in cash

     The Fund intends to declare and pay dividends of its net investment income, if any, quarterly. Capital gains, if any, will be paid at least annually, generally in December.

     If you select Option 1 or Option 2 above and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, your distribution checks will be reinvested in your account at the then-current net asset value and your future dividends and distributions will be paid in Fund shares.

Tax Treatment of Dividends, Distributions and Redemptions

     If you are a taxable investor, you will generally be subject to federal income tax each year on dividend and distribution payments you receive from the Fund, as well as on any gain realized when you sell (redeem) or exchange shares of the Fund. If you hold shares through a tax deferred account (such as a retirement plan), you generally will not owe tax until you receive a distribution from the account.

     The Fund will let you know each year which amounts of your dividend and distribution payments are subject to taxation as ordinary income or as long-term capital gain. The tax treatment of capital gains distributions from the Fund does not depend on how long you have held your Fund shares or on whether you receive payments in cash or additional shares. The tax treatment of any gain or loss when you sell shares of the Fund will depend on how long you held those shares.

     Some dividends paid by the Fund may be taxable in the year in which they are declared, even if they are paid or appear on your account statement the following year.

     You should  consult your tax adviser about any special  circumstances  that
could  affect  the  federal,   state  and  local  tax  treatment  of  your  Fund
distributions and transactions.

                           HOW TO GET MORE INFORMATION

Further information about the Fund is contained in:

      o the Statement of Additional Information (SAI). The SAI contains more detail about some of the matters discussed in the Prospectus. The SAI is incorporated into the Prospectus by reference.

You may obtain free copies of the SAI , or other information about the Fund or your account, by calling 1-800-262-6631.


You may also get copies of the SAI, and other information directly from the Securities and Exchange Commission (SEC) by:

      o visiting the SEC's public reference room. (Call 1-202-942-8090 for information.)

      o sending a written request, plus a duplicating fee, to the SEC's Public Reference Section, Washington, D.C. 20549-0102, or by e-mail request to: publicinfo@sec.gov

      o     visiting the SEC's website - http://www.sec.gov

The Fund's Investment Company Act File Number with the SEC is:  811-1436.

                Subject to Completion; dated September 14, 2001

     The information in this Statement of Additional information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.




                     CAPSTONE EMPLOYEE STOCK OWNERSHIP FUND


                       STATEMENT OF ADDITIONAL INFORMATION

                                September 14, 2001




     This Statement of Additional Information is not a Prospectus but contains information in addition to and more detailed than that set forth in the Prospectus and should be read in conjunction with the Prospectus dated September 14, 2001. A Prospectus may be obtained without charge by contacting Capstone Asset Planning Company, by phone at (800) 262-6631 or by writing to it at 5847 San Felipe, Suite 4100, Houston, Texas 77057.

                                TABLE OF CONTENTS



                                                                            Page
General Information.......................................................
Investment Policies and Restrictions......................................
Risk Factors..............................................................
Performance Information...................................................
Directors and Executive Officers..........................................
Investment Adviser........................................................
Distributor...............................................................
Portfolio Transactions and Brokerage......................................
Personal Trading Policies.................................................
Determination of Net Asset Value..........................................
How to Buy and Redeem Shares..............................................
Dividends and Distributions...............................................
Taxes.....................................................................
Control Persons and Principal Holders of Securities.......................
Other Information.........................................................
Financial Statements......................................................

GENERAL INFORMATION

     The Fund is an "open-end diversified management company" under the Investment Company Act of 1940. It was incorporated in New Jersey in 1952 and commenced business shortly thereafter. On February 28, 1967, it was merged into a Pennsylvania corporation and operated under the laws of that state until May 11, 1992 when it was reorganized as a Maryland corporation and its name changed from U.S. Trend Fund, Inc. to Capstone U.S. Trend Fund, Inc. Effective September 6, 1994 the Fund's name was changed to Capstone Growth Fund, Inc. This change was approved by stockholders at a meeting held August 25, 1994. Effective July 26, 2001 the Fund's name was changed to Capstone Series Fund, Inc.

      The Fund is a member of a group of investment companies sponsored by Capstone Asset Management Company (the "Adviser"), which provides investment advisory and administrative services to the Fund. The Adviser and Capstone Asset Planning Company (the "Distributor") are wholly-owned subsidiaries of Capstone Financial Services, Inc.

INVESTMENT POLICIES AND RESTRICTIONS

      U.S. Government Securities. Securities of the U.S. Government, its agencies and instrumentalities include instruments backed by the full faith and credit of the U.S. Treasury, such as Treasury bills, notes and bonds and obligations of the Government National Mortgage Association. Other such instruments, including obligations of the Federal Home Loan Banks, Federal Farm Credit Bank, Bank for Cooperatives, Federal Intermediate Credit Banks and the Federal Land Bank, are guaranteed by the right of the issuer to borrow from the U.S. Treasury. Still others, such as obligations of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase certain of the agency's obligations or, in the case of agencies such as the Student Loan Marketing Association and the Tennessee Valley Authority, are backed only by the credit of the issuing agency. For investments not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. For temporary defensive purposes, the Fund may invest to an unlimited extent in securities of the U.S. Government, its agencies and instrumentalities.

      Options and Futures. The Fund may employ special investment practices as a hedge against changes in the value of securities held in the Fund's portfolio or securities it intends to purchase.

      The Fund may purchase put and call options on stock and stock indexes for hedging purposes. The Fund will not purchase a call or put option if as a result the premium paid for the option together with premiums paid for all other stock options and options on stock indexes then held by the Fund exceed 2% of the Fund's total net assets.

      A call option gives the purchaser of the option, in return for premium paid, the right to buy the underlying security at a specified price at any point during the term of the option. A put option gives the purchaser the right to sell the underlying security at the exercise price during the option period. In the case of an option on a stock index, the option holder has the right to obtain, upon exercise of the option, a cash settlement based on the difference between the exercise price and the value of the underlying stock index.

      The purchase of put and call options does involve certain risks. Through investment in options, the Fund can profit from favorable movements in the price of an underlying stock to a greater extent than if the Fund purchased the stock directly. However, if the stock does not move in the anticipated direction during the term of the option in an amount greater than the premium paid for the option, the Fund may lose a greater percentage of its investment than if the transaction were effected in the stock directly.

      Generally, transactions in stock index options pose the same type of risks as do transactions in stock options. Price movements in securities which the Fund owns or intends to purchase probably will not correlate perfectly with movements in the level of an index and, therefore, the Fund bears the risk of a loss on an index option which may not completely offset movements in the price of such securities.

      The Fund may also (i) invest up to 5% of its total assets in stock index futures contracts and options on stock index futures and (ii) engage in margin transactions with respect to such investments.

      A stock index futures contract is an agreement under which two parties agree to take or make delivery of an amount of cash based on the difference between the value of a stock index at the beginning and at the end of the contract period. When the Fund enters into a stock index futures contract, it must make an initial deposit, known as "initial margin," as a partial guarantee of its performance under the contract. As the value of the stock index fluctuates, the Fund may be required to make additional margin deposits, known as "variation margin," to cover any additional obligation it may have under the contract.

      Options on stock index futures contracts are similar to options on stocks except that an option on a stock index futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a stock index futures contract (a long position if the option is a call and a short position if the option is a put), upon deposit of required margin. In the alternative, the purchaser may resell the option, if it has value, or simply let it expire. Upon expiration, the purchaser will either realize a gain or the option will expire worthless, depending on the closing price of the index on that day. Thus, the purchaser's risk is limited to the premium paid for the option.

      The Fund will not leverage its portfolio by purchasing an amount of contracts that would increase its exposure to stock market movements beyond the exposure of a portfolio that was 100% invested in common stocks. The Fund will not enter into transactions in futures contracts and options on such contracts to the extent that, immediately thereafter, the sum of its initial margin deposits on open futures contracts and premiums paid for options, exceeds 5% of the market value of the Fund's total assets. In addition, the Fund will not enter into futures contracts and options on such contracts to the extent that its outstanding obligations under these contracts would exceed 20% of the Fund's total assets.

      Successful use by the Fund of stock index futures contracts is subject to certain special risk considerations. A liquid index futures market may not be available when the Fund seeks to offset adverse market movements. In addition, there may be an imperfect correlation between movements in the securities included in the index and movements in the securities in the Fund's portfolio. Successful use of stock index futures contracts and options on such contracts is further dependent on the Adviser's ability to predict correctly movements in the direction of the stock markets, and no assurance can be given that its judgment in this respect will be correct. Risks in the purchase and sale of stock index futures contracts are discussed further in the Statement of Additional Information.

      Securities of Other Investment Companies. The Fund may invest in securities issued by the other investment companies. The Fund currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which the Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Fund and, therefore, will be borne indirectly by shareholders.

                             INVESTMENT RESTRICTIONS

     The Fund is subject to investment restrictions designed to reflect their socially acceptable investment policies. In addition, the Fund has adopted the following investment restrictions which are fundamental policies of the Fund (except as otherwise noted) and may not be changed with respect to a Fund without approval by the vote of a majority of the outstanding shares of the particular Fund. For this purpose such a majority vote means the lesser of (1) 67% or more of the voting securities present at an annual or special meeting of shareholders, if holders of more than 50% of the outstanding voting securities of the particular Fund are present or represented by proxy or (2) more than 50% of the outstanding voting securities of the Fund.

The Fund has elected to be qualified as a diversified investment company.

The Fund may not:

     1. borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

     2. issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

     3. concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

     4. engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

     5. purchase or sell real estate, which does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Funds' ownership of securities;

     6. purchase physical commodities or contracts relating to physical commodities;

     7. make loans to other persons, except (i) loans of portfolio securities, and (ii) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Funds investment objective and policies may be deemed to be loans.

      Any  investment   restriction  which  involves  a  maximum  percentage  of
securities or assets shall not be considered to be violated unless an excess over the percentage occurs as a result of an acquisition of securities.

     With respect to senior securities, borrowing and concentrating investments, the Investment Company Act of 1940, as amended, and regulatory interpretations of relevant provisions of that Act establish the following general limits. Open-end registered investment companies ("funds"), such as the Fund, are not permitted to issue any class of senior security or to sell any senior security of which they are the issuers. Funds are, however, permitted to issue separate series of shares (the Fund is a series of Capstone Series Fund, Inc.)and to divide those series into separate classes. The Fund has no intention to issue senior securities except that CSFI may issue its shares in separate series. Although borrowings could be deemed to be senior securities, a fund is permitted to borrow from a bank provided that immediately after any such borrowing there is an asset coverage of at least 300 per cent for all borrowings by the fund. The Act also permits a fund to borrow for temporary purposes only in an amount not exceeding 5 per cent of the value of the total assets of the issuer at the time when the loan is made. ( A loan shall be presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed.) the Securities and Exchange Commission ("SEC") has indicated, however, that certain types of transactions, which could be deemed "borrowings" (such as firm commitment agreements and reverse repurchase agreements), are permissible if a fund "covers" the agreements by establishing and maintaining segregated accounts, subject, however to the 300% asset coverage requirement. The Funds presently do not intend to borrow except when advisable to satisfy redemptions and a Fund will make no purchases if its outstanding borrowings exceed 5% of its total assets. With respect to concentration, the SEC staff takes the position that investment of 25% or more of a fund's assets in any one industry represents concentration.

     The portfolio securities of a Fund may be turned over whenever necessary or appropriate in the opinion of the Fund's management to seek the achievement of the basic objective of the Fund. The turnover rate of each of the Funds is not expected to exceed 30%

RISK FACTORS

The following supplements the discussion of risk factors in the Fund's prospectus.

Stock Index Futures and Related Options

      The Fund may engage in transactions in options on stock and stock indices, and stock index futures and options on such futures as a hedge against changes in the value of securities held in the Fund's portfolio or securities it intends to purchase.

      To protect the value of its portfolio against declining stock prices, the Fund may purchase put options on stock indices. To protect against an increase in the value of securities that it wants to purchase, the Fund may purchase call options on stock indices. A stock index (such as the S&P 500) assigns relative values to the common stocks included in the index and the index fluctuates with the changes in the market values of the common stocks so included. Options on stock indices are similar to options on stock except that, rather than giving the purchaser the right to take delivery of stock at a specified price, an option on a stock index gives the purchaser the right to receive cash. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars, times a specified multiple (the "multiplier"). The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Gain or loss with respect to options on stock indices depends on price movements in the stock market generally rather than price movements in individual stocks.

      The multiplier for an index option performs a function similar to the unit of trading for a stock option. It determines the total dollar value per contract of each point in the difference between the exercise price of an option and the current level of the underlying index. A multiplier of 100 means that a one-point difference will yield $100. Options on different indices may have different multipliers.

      Because the value of a stock index option depends upon movements in the level of the stock index rather than the price of a particular stock, whether a fund will realize a gain or loss on the purchase of a put or call option on a stock index depends upon movements in the level of stock prices in the stock market generally or in an industry or market segment rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of both put and call options on stock indices will be subject to the Adviser's ability to accurately predict movements in the direction of the stock market generally or of a particular industry. In cases where the Adviser's prediction proves to be inaccurate, the Fund will lose the premium paid to purchase the option and it will have failed to realize any gain.

      In addition, the Fund's ability to hedge effectively all or a portion of its securities through transactions in options on stock indices (and therefore the extent of its gain or loss on such transactions) depends on the degree to which price movements in the underlying index correlate with price movements in the Fund's securities. Inasmuch as such securities will not duplicate the components of an index, the correlation probably will not be perfect. Consequently, the Fund will bear the risk that the prices of the securities being hedged will not move in the same amount as the option. This risk will increase as the composition of the Fund's portfolio diverges from the composition of the index.

      A stock index futures contract is a bilateral agreement to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the futures contract price. The value of a unit is the current value of the stock index. For example, the Standard & Poor's Stock Index is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P Index assigns relative weightings to the value of one share of each of these 500 common stocks included in the Index, and the Index fluctuates with changes in the market values of the shares of those common stocks. In the case of the S&P 500 Index, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 Index Futures were $150, one contract would be worth $75,000 (500 units X $150). Stock index futures contracts specify that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of a contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the Fund enters into a futures contract to buy 500 units of the S&P 500 Index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the Fund will gain $2,000 (500 units X gain of $4). If the Fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the Fund will lose $2,000 (500 units X loss of $4).

      Options on stock index futures contracts are similar to options on stocks except that an option on a stock index futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a stock index futures contract (a long position if the option is a call and short position if the option is a put), upon deposit of required margin. In the alternative, the purchaser may resell the option, if it has value, or simply let it expire. Upon expiration the purchaser will either realize a gain or the option will expire worthless, depending on the closing price of the index on that day. Thus, the purchaser's risk is limited to the premium paid for the option.

      Successful use of stock index futures contracts and options on such contracts is subject to the Adviser's ability to predict correctly movements in the direction of the stock markets. No assurance can be given that the Adviser's judgment in this respect will be correct. Additionally, the correlation between movements in the price of futures contracts or options on futures contracts and movements in prices of securities being hedged or used for cover is not perfect.

      The Fund will purchase and sell stock index futures contracts and will purchase put and call options on stock index futures contracts only as a hedge against changes in the value of securities held in the Fund's portfolio or which it intends to purchase and where the transactions are economically appropriate to the reduction of the risks inherent in the ongoing management of the Fund. Generally, the Fund may hedge its securities portfolio against a period of market decline by selling stock index futures contracts or by purchasing puts on stock index futures contracts for the purpose of protecting its portfolio against such decline. Conversely, the Fund may purchase stock index futures contracts or call options thereon as a means of protecting against an increase in the prices of securities which the Fund intends to purchase. The Fund will not engage in transactions in stock index futures contracts or options on such contracts for speculation and will not write options on stock index futures contracts.

      When purchasing stock index futures contracts, the Fund will be required to post a small initial margin deposit, held by the Fund's custodian in the name of the futures broker selected by the Fund; the remaining portion of the contracts' value will be retained in short-term investments in order to meet variation margin requirements or net redemptions. In the event of net redemptions, the Fund would close out open futures contracts and meet redemptions with cash realized from liquidating short-term investments.

      The Fund will not leverage its portfolio by purchasing an amount of contracts that would increase its exposure to stock market movements beyond the exposure of a portfolio that was 100% invested in common stocks.

      The Fund will not enter into transactions involving futures contracts and options on futures contracts to the extent that, immediately thereafter, the sum of its initial margin deposits on open futures contracts and premiums paid for options on futures contracts would exceed 5% of the market value of the Fund's total assets. In addition, the Fund will not enter into futures contracts and options on futures contracts to the extent that its outstanding obligations under these contracts and options would exceed 20% of the Fund's total assets.

      Stock index futures contracts by their terms settle at settlement date on a cash basis. In most cases, however, the contracts are "closed out" before the settlement date. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or selling a previously purchased contract) in an identical contract to terminate the position.

      Positions in stock index futures contracts may be closed out only on an exchange which provides a secondary market for such futures. There can be no assurance, however, that a liquid secondary market will exist for any particular futures contract at any specified time. Thus, it may not be possible to close out a futures position, which could have an adverse impact on the cash position of the Fund, and which could possibly force the sale of portfolio securities at a time when it may be disadvantageous to do so. In the opinion of the Fund's management, the risk that the Fund will be unable to close out a futures contract will be minimized by entering only into futures contracts which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

      The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required and to the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to an investor. Because the Fund will only engage in futures strategies for hedging purposes, the Fund's management does not believe that the Fund will be subject to the risks of substantial loss that may be associated with futures transactions.

PERFORMANCE INFORMATION

      The Fund may from time to time include figures indicating the Fund's total return or average annual total return in advertisements or reports to stockholders or prospective investors. Average annual total return and total return figures represent the increase (or decrease) in the value of an investment in the Fund over a specified period. Both calculations assume that all income dividends and capital gains distributions during the period are reinvested at net asset value in additional Fund shares. Quotations of the average annual total return reflect the deduction of a proportional share of Fund expenses on an annual basis. The results, which are annualized, represent an average annual compounded rate of return on a hypothetical investment in the Fund over a period of 1, 5 and 10 years ending on the most recent calendar quarter calculated pursuant to the following formula:

                   P (1 + T)n= ERV

 Where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and
     ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.

      Performance information for the Fund may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Price Index
("S&P 500 Index"), the Dow Jones Industrial Average ("DJIA"), or other appropriate unmanaged indices of performance of various types of investments, so that investors may compare the Fund's results with those of indices widely regarded by investors as representative of the securities markets in general;
(ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (a measure of inflation) to assess the real rate of return from an investment in the Fund. Unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for administrative and management costs and expenses.

      Performance information for the Fund reflects only the performance of a hypothetical investment in the Fund during the particular time period on which the calculations are based. Performance information should be considered in light of the Fund's investment objectives and policies, the types and quality of the Fund's portfolio investments, market conditions during the particular time period and operating expenses. Such information should not be considered as a representation of the Fund's future performance.

DIRECTORS AND EXECUTIVE OFFICERS

      The directors provide overall supervision of the affairs of the Fund. The Fund's directors and executive officers, and their principal occupations for the last five years, are listed below. All persons named as directors also serve in similar capacities for other mutual funds sponsored by the Adviser as indicated below.

      *EDWARD L. JAROSKI (54), Chairman of the Board, Executive Vice President and Director, 5847 San Felipe, Suite 4100, Houston, Texas 77057. President (since 1992) and Director (since 1987) of the Capstone Asset Management Company; President and Director of Capstone Asset Planning Company and
      Capstone Financial Services, Inc. (since 1987); Director/Trustee and Officer of other Capstone Funds.

      JAMES F. LEARY (71), Director. 2006 Peakwood Dr., Garland, Texas 75044. Managing Director of Benefit Capital South West, Inc., 14800 Quorum Drive, Suite 200, Dallas, Texas 75240, Financial Consulting; Search Financial Services (1995-1998). Director/Trustee of: other Capstone Funds; Associated Materials, Inc. (siding and industrial cable manufacturer); MESBIC Ventures, Inc. (minority enterprise small business investment company); Prospect Street High Income Fund (closed-end mutual fund).

      JOHN R. PARKER (55), Director. 541 Shaw Hill, Stowe, Vermont 05672. Consultant and private investor (since 1990); Director of Nova Natural Resources (oil, gas, minerals); Director of other Capstone Funds; formerly Senior Vice President of McRae Capital Management, Inc. (1991-1995); and registered representative of Rickel & Associates (1988-1991).

      BERNARD J. VAUGHAN (72), Director. 200 N. Wynnewood Ave, Apt A-112, Wynnewood, Pennsylvania 19004. Director of other Capstone Funds; formerly Vice President of Fidelity Bank (1979-1993).

      DAN E. WATSON (52), Executive Vice President. 5847 San Felipe, Suite 4100, Houston, Texas 77057. Chairman of the Board (since 1992) and Director of Capstone Asset Management Company (since 1987); Chairman of the Board and Director of Capstone Asset Planning Company and Capstone Financial Services, Inc. (since 1987); Officer of other Capstone Funds.

      HOWARD S. POTTER (50), Executive Vice President. 11 Taylor Road, Mount Kisco, New York 10549 Managing Director of Capstone Financial Services,Inc., Capstone Asset Management Company and Capstone Asset Planning Company (since 1996); formerly President of New Castle Advisers, Inc. (1991-1995); Senior Vice President of James Money Management, Inc. (1988-1991).

      LINDA G. GIUFFRE (39), Secretary/Treasurer. 5847 San Felipe, Suite 4100, Houston, Texas 77057. Vice President, Compliance of Capstone Financial Services, Capstone Asset Management Company and Capstone Asset Planning Company (since November 1999), Vice President and Treasurer (1996-1999) of Capstone Financial Services, Inc.; Secretary/Treasurer (1998-1999) of Capstone Asset Planning Company; Vice President (1996-1998) of Capstone Asset Management Company and Capstone Asset Planning Company; Treasurer (1990-1996) and Secretary (1994-1996) of Capstone Financial Services, Inc. and Capstone Asset Management Company; Treasurer (1990-1996) and Secretary (1995-1996) of Capstone Asset Planning Company; officer of other Capstone Funds.

      --------------
      * Trustee who is an interested person as defined in the Investment Company Act of 1940.


     The directors and officers of the Fund as a group own less than one percent of the outstanding shares of the Fund. Each independent Director serves as a director or trustee on the Board of four other registered investment companies comprising the Capstone Complex of Mutual Funds. The independent Directors/ Trustees are entitled to $2,000 per meeting attended and are paid an annual retainer of $6,000. In addition, each independent Director/Trustee is paid $500 per committee for serving on four (4) committees. The Lead Director is paid an additional $2,000 for serving the complex. All fees received by the Directors/ Trustees are allocated among the funds based on net assets. The Directors/ Trustees and officers of the Capstone Funds are also reimbursed for expenses incurred in attending meetings of the Boards of Directors/Trustees.

     The following table represents the compensation received by the independent Directors/Trustees during fiscal 2001 from the Capstone Funds complex.


                               Compensation Table

                                     Aggregate              Pension or         Estimated Annual       Total Compensation From
                                   Compensation         Retirement Benefits      Benefits Upon       Registrant and Fund Complex
Name of Person, Position         From Registrant(1)   Accrued As Part of Fund     Retirement             Paid to Trustees
------------------------         ------------------   -----------------------  ----------------      ---------------------------

James F. Leary, Trustee              $0                         $0                     $0                  $16,000 (2)(3)

John R. Parker, Trustee              $0                         $0                     $0                  $16,000 (2)(3)

Bernard J. Vaughan, Trustee          $0                         $0                     $0                  $18,000 (2)(3)

---------------

(1)  Company does not pay deferred compensation.
(2) Director of Capstone Social Ethics and Religious Values Fund, and Capstone Christian Values Fund, Inc.
(3)  Fund Complex includes 9 funds.

Advisor and Administrator

     Pursuant to the terms of an investment advisory agreement dated July 26, 2001, (the "Advisory Agreement"), the Fund employs Capstone Asset Management Company (the "Adviser) to furnish investment advisory services. The Adviser was formed in 1982 as a wholly-owned subsidiary of Capstone Financial Services, Inc. The Adviser is located at 5847 San Felipe, Suite 4100, Houston, Texas 77057. The Adviser provides investment management services to pension and profit sharing accounts, corporations and individuals, and serves as investment adviser and/or administrator to nine (9) registered investment companies. The Adviser manages assets in excess of $2.7 billion.

     The Investment Advisory Agreement provides that the Adviser shall have full discretion to manage the assets of the Fund in accordance with its investment objectives and policies and the terms of the Articles of Incorporation. The Adviser is authorized, with the consent of the Directors, to engage sub-advisers for the Fund. The Adviser has sole authority to select broker-dealers to execute transactions for the Fund, subject to the reserved authority of the Directors to designate particular broker-dealers for this purpose. The Adviser will vote proxies on portfolio securities of the Fund, subject to any guidelines that may be established by the Directors. The Investment Advisory Agreement provides that the Adviser will generally not be liable in connection with its services except for acts or omissions that constitute misfeasance, bad faith or gross negligence, and the Adviser shall not be liable for the acts of third parties. The Investment Advisory Agreement provides that it may be terminated at any time without penalty on sixty days' notice by either party.

     For its services, the Adviser receives investment advisory fees monthly, in arrears, form the Fund at the following annual rates.

                           Annual Fee rate as a percentage
                           of average daily net assets
                           ---------------------------

                           0.675% of the first $250 million
                           0.60% of the assets over $250 million

     Pursuant to the Advisory Agreement, the Adviser pays the compensation and expenses of all of its directors, officers and employees who serve as officers and executive employees of the Capstone Series Fund, Inc. ("CSFI") and/or the Fund (including payroll taxes), except expenses of travel to attend meetings of the Board of Directors or committees or advisers to the Board. The Adviser also agrees to make available, without expense to the CSFI on the Fund , the services of its directors, officers and employees who serve as officers of CSFI.

     The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or of law, or for any loss suffered by the Fund in connection with the matters to which the agreement relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the Advisory Agreement and the Adviser shall not be liable for the acts of third parties.

     The Advisory Agreement will remain in effect for an initial two year period and thereafter from year to year provided its renewal specifically approved (a) by the CSFI Board of Directors or by vote of a majority of the Fund's outstanding voting securities, and (b) by the affirmative vote of a majority of the Directors who are not parties to the agreement or interested persons of any such party, by votes cast in person at a meeting called for such purpose. The Advisory Agreement may be terminated (a) at any time without penalty by the CSFI upon the vote of a majority of the Directors or by vote of the majority of the Fund's outstanding voting securities, upon 60 days' written notice to the Adviser or (b) by the Adviser any time without penalty, upon 90 days' written notice to CSFI. The Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

     The following individuals are affiliated persons of both the Fund and the Adviser as defined in the 1940 Act: Dan E. Watson, Edward L. Jaroski, Howard S. Potter and Linda G. Giuffre. (For further information, reference is made to the caption herein "Directors and Officers".)

Advisory Committee

     The Funds' Board of Directors has appointed an Advisory Committee that consults with the Board. The Advisory Committee will review whether the corporations included in the Fund are employee owned. The Advisory Committee will not recommend any corporation or its securities for inclusion in the Fund. Advisors Committee members are compensated for expenses of attending Fund related meetings.

Administration Agreement

     Pursuant to an Administration Agreement dated July 26, 2001 between the Fund and Capstone Asset Management Company, the Adviser supervises all aspects of the Fund's operations. It oversees the performance of administrative and professional services to the Fund by others; provides office facilities; prepares reports to stockholders and the Securities and Exchange Commission; and provides personnel for supervisory, administrative and clerical functions. Except as noted below, the costs of these services are borne by the Adviser . For these services the Fund will pay to the Adviser a fee, calculated daily and payable monthly in arrears, equal to an annual rate of 0.075% of the Fund's average net assets.

DISTRIBUTOR

     Capstone Asset Planning Company (the "Distributor"), 5847 San Felipe, Suite 4100, Houston, Texas 77057, acts as the principal underwriter of the Fund's shares pursuant to a written agreement with CSFI dated May 11, 1992 (the "Distribution Agreement"). The addition of the Fund to this agreement was approved by the Fund's Board of Directors at a meeting held July 26, 2001. The Distributor has the exclusive right (except for distributions of shares directly by the Fund) to distribute shares of the Fund in a continuous offering through affiliated and unaffiliated dealers. The Distributor's obligation is an agency or "best efforts" arrangement under which the Distributor is required to take and pay for only such Fund shares as may be sold to the public. The Distributor is not obligated to sell any stated number of shares. Except to the extent otherwise permitted by the Service and Distribution Plan (see below), the Distributor bears the cost of printing (but not typesetting) prospectuses used in connection with this offering and the cost and expense of supplemental sales literature, promotion and advertising. Effective August 21, 1995, the front end sales load applicable to sales of the Fund's shares was eliminated.

     The Distribution Agreement is renewable from year to year if approved (a) by the Fund's Board of Directors or by a vote of a majority of the Fund's outstanding voting securities and (b) by the affirmative vote of a majority of directors who are not parties to the Distribution Agreement or interested persons of any party, by votes cast in person at a meeting called for such purpose. The Distribution Agreement provides that it will terminate if assigned, and that it may be terminated without penalty by either party on 60 days' written notice. The Distributor receives no underwriting discounts or commissions, redemption or repurchase fees or brokerage commissions from the Fund. It does receive payments, as described below, under the Fund's Service and Distribution Plan.

     On July 26, 2001, the Board of Directors of CSFI approved the addition of the Fund to its Service and Distribution Plan (the "Plan") pursuant to the Rule 12b-1 of the Investment Company Act of 1940 which permits the Fund to reimburse the Distributor for certain expenses in connection with the distribution of its shares and provision of certain services to stockholders. See "Fee Table" in the Prospectus. As required by Rule 12b-1, the addition of the Fund to this Plan and related agreements were approved by a vote of the Fund's Board of Directors, and by a vote of the directors who are not "interested persons" of the Fund as defined under the 1940 Act and have no direct or indirect interest in the operation of the Plan or any agreements related to the Plan (the "Plan Directors").

     The Plan and related agreements may be terminated at any time with respect to the Fund by a vote of the Plan Directors or by vote of a majority of the Fund's outstanding voting securities. As required by Rule 12b-1, selection and nomination of disinterested directors for CSFI is committed to the discretion of the directors who are not "interested persons" as defined under the 1940 Act.

     Any change in the Plan that would materially increase the distribution expenses of the Fund requires approval by Fund shareholders, but otherwise, the Plan may be amended by the directors, including a majority of the Plan Directors.

     The Plan will continue in effect with respect to the Fund for successive one year periods provided that such continuance is specifically approved by a majority of the directors, including a majority of the Plan Directors. In compliance with the Rule, the directors, in connection with the adoption of the Plan for the Fund, requested and evaluated information they thought necessary to make an informed determination of whether the Plan and related agreements should be implemented, and concluded, in the exercise of reasonable business judgment and in light of their fiduciary duties, that there is a reasonable likelihood that the Plan and related agreements will benefit the Fund and its stockholders.

PORTFOLIO TRANSACTIONS AND BROKERAGE

      The Adviser is responsible for decisions to buy and sell securities for the Fund and for the placement of its portfolio business and the negotiation of the commissions paid on such transactions. It is the policy of the Adviser to seek the best security price available with respect to each transaction. In over-the-counter transactions, orders are placed directly with a principal market maker unless it is believed that a better price and execution can be obtained by using a broker. The Adviser seeks the best security price at the most favorable commission rate. In selecting dealers and in negotiating commissions, the Adviser considers the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. When more than one firm are believed to meet these criteria, preference may be given to firms which also provide research services to the Fund or the Adviser. In addition, the Adviser may cause the Fund to pay a broker that provides brokerage and research services a commission in excess of the amount another broker might have charged for effecting a securities transaction. Such higher commission may be paid if the Adviser determines in good faith that the amount paid is reasonable in relation to the services received in terms of the particular transaction or the Adviser's overall responsibilities to the Fund and the Adviser's other clients. Such research services must provide lawful and appropriate assistance to the Adviser in the performance of its investment decision-making responsibilities and may include advice, both directly and in writing, as to the value of the securities, the advisability of investing in, purchasing or selling securities, and the availability of securities, or purchasers or sellers of securities, as well as furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts.

      Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking best execution and such other policies as the Board of Directors may determine, the Adviser may consider sales of shares of the Fund as a factor in the selection of dealers to execute portfolio transactions for the Fund.

PERSONAL TRADING POLICIES

     CSFI, the Adviser and Administrator, and the Distributor have adopted Codes of Ethics under Rule 17j-1 under the Investment Company Act of 1940. Consistent with requirements of that Rule, the Codes permit persons subject to the Codes to invest in securities, including securities that may be purchased by a Fund. The codes and the Rule require these transactions to be monitored.

DETERMINATION OF NET ASSET VALUE

     The net asset value per share is computed daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange, which is currently 4:00 p.m. Eastern Time, except that the net asset value will not be computed on the following holidays: New Year's Day, Martin Luther King's Birthday, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Consistant with applicable law or order of the Securities and Exchange Commission ("SEC"), net asset value computation may be suspended when trading on the New York Stock Exchange is suspended or restricted or for certain orther reasons approved by the SEC.

      The net asset value of Fund shares is computed by dividing the value of all securities plus other assets, less liabilities, by the number of shares outstanding, and adjusting to the nearest cent per share. Such computation is made by (i) valuing securities listed on an exchange or quoted on the NASDAQ national market system at the last reported sale price, or if there has been no sale that day at the mean between the last reported bid and asked prices, (ii) valuing other securities at the mean between the last reported bid and asked prices and (iii) valuing any securities for which market quotations are not readily available and any other assets at fair value as determined in good faith by the Board of Directors of the Fund.

      However, debt securities (other than short-term obligations) including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations are valued at amortized cost.

      If market value quotations are not readily available for an investment, the investment will be valued at fair value as determined in good faith by the Board of Directors. For investments in securities traded on foreign exchanges that close prior to the time at which a Fund's net asset value is determined, the calculation of the net asset value does not take place contemporaneously with the determination of the prices of those securities. If an event were to occur after the value of a Fund investment was so established but before the Fund's net asset value per share is determined that is likely materially to change the Fund's net asset value, the Fund instrument would be valued using fair value considerations established by the Board of Directors.

      During the period a financial futures contact is open, changes in the value of the contract are recognized as unrealized gain or loss by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made daily as unrealized gain or loss is incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

HOW TO BUY AND REDEEM SHARES

      Shares of the Fund are sold in a continuous offering without a sales charge and may be purchased on any business day through authorized dealers, including Capstone Asset Planning Company. Certain broker-dealers assist their clients in the purchase of shares from the Distributor and may charge a fee for this service in addition to the Fund's net asset value.

      Shares will be credited to a stockholder's account at the net asset value next computed after an order is received by the Distributor. Initial purchases must be at least $200; however, this requirement may be waived by the Distributor for plans involving continuing investments. There is no minimum for subsequent purchases of shares. No stock certificates representing shares purchased will be issued except upon written request to the Fund's Transfer Agent. The Fund's management reserves the right to reject any purchase order if, in its opinion, it is in the Fund's best interest to do so. See "Buying and Selling Fund Shares" in the Prospectus.

     Generally, stockholders may require the Fund to redeem their shares by sending a written request, signed by the record owner(s), to Capstone Employee Stock Ownership Fund, c/o Declaration Service Company, 555 North Lane, Suite 6160, Conshohocken, Pennsylvania 19428. In addition, certain expedited redemption methods are available. See "Buying and Selling Fund Shares" in the Prospectus.

DIVIDENDS AND DISTRIBUTIONS

      The Fund's policy is to distribute to stockholders substantially all of its investment company taxable income (which includes, among other items, dividends, interest and the excess of net short-term capital gains over net long-term capital losses) in annual dividends. The Fund intends similarly to distribute to stockholders at least annually any net realized capital gains (the excess of net long-term capital gains over net short-term capital losses). All dividends and capital gain distributions are reinvested in shares of the Fund at net asset value without sales commission, except that any stockholder may otherwise instruct the Transfer Agent in writing and receive cash. Stockholders are informed as to the sources of distributions at the time of payment. Any dividend or distribution paid shortly after a purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of the dividend or distribution. All or a portion of any such dividend or distribution, although in effect a return of capital, may be taxable, as set forth below.

TAXES

      The Fund intends to qualify annually and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Qualification and election to be taxed as a regulated investment company involves no supervision of management or investment policies or practices by any government agency. To qualify as a regulated investment company, the Fund must, with respect to each taxable year, distribute to stockholders at least 90% of its investment company taxable income (which includes, among other items, dividends, interest, certain foreign currency gains and the excess of net short-term capital gains over net long-term capital losses) and meet certain diversification of assets, source of income, and other requirements of the Code.

      As a regulated investment company, the Fund generally is not subject to Federal income tax on its investment company taxable income and net capital gain (net long-term capital gains in excess of net short-term capital losses), if any, that it distributes to stockholders. The Fund intends to distribute to its stockholders, at least annually, substantially all of its investment company taxable income and net capital gain. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the tax, the Fund must distribute during each calendar year (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses for the twelve-month period ending on October 31 of the calendar year (reduced by certain ordinary losses, as prescribed by the Code), and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in October, November or December of that year to stockholders on a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to stockholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

      If the Fund retains its net capital gains, although it has no plans to do so, the Fund may elect to treat such amounts as having been distributed to its stockholders. As a result, the stockholders would be subject to tax on undistributed capital gain, would be able to claim their proportionate share of the Federal income taxes paid by the Fund on such gain as a credit against their own Federal income tax liabilities, and would be entitled to an increase in their basis in their Fund shares.

      Distributions. Dividends paid out of the Fund's investment company taxable income, whether received in cash or reinvested in Fund shares, will be taxable to a stockholder as ordinary income. The excess of net long-term capital gains over the short-term capital losses realized, properly designated and distributed by the Fund, whether paid in cash or reinvested in Fund shares, will generally be taxable to shareholders as long-term capital gain. Net capital gains from assets held for one year or less will be taxed as ordinary income. Distributions will be subject to these capital gain rates regardless of how long a stockholder has held Fund shares.

      Dividends received by corporate stockholders may qualify for the dividends received deduction to the extent the Fund designates its dividends as derived from dividends from domestic corporations. The amount designated by the Fund as so qualifying cannot exceed the aggregate amount of dividends received by the Fund from domestic corporations for the taxable year. Since the Fund's income may not consist exclusively of dividends eligible for the corporate dividends received deduction, its distributions of investment company taxable income likewise may not be eligible, in whole or in part, for that deduction. The alternative minimum tax applicable to corporations may reduce the benefits of the dividends received deduction. The dividends received deduction may be further reduced if the shares of the Fund are debt-financed or are deemed to have been held less than 46 days.

      All distributions are taxable to the stockholder whether reinvested in additional shares or received in cash. Stockholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Fund on the reinvestment date. Stockholders will be notified annually as to the Federal tax status of distributions paid to them by the Fund.

      Distributions by the Fund reduce the net asset value of the Fund shares. Should a distribution reduce the net asset value below a stockholder's cost basis, such distribution nevertheless would be taxable to the stockholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution by the Fund. The price of shares purchased at that time includes the amount of the forthcoming distribution, but the distribution will generally be taxable to them.

      Hedging and Other Transactions. Certain options and futures contracts are "section 1256 contracts." Any gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60/40"). Also, section 1256 contracts held by the Fund at the end of each taxable year (and at other times prescribed pursuant to the Code) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is generally treated as 60/40 gain or loss.

      Generally, the hedging transactions undertaken by the Fund may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to stockholders.

      The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

      Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to stockholders, and which will be taxed to stockholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a Fund that did not engage in such hedging transactions.

      Because the tax consequences of straddle transactions to the Fund are not entirely clear, it may ultimately be determined that the Fund's tax accounting procedures failed to conform to the straddle rules. Consequently, the Fund may have inadvertently failed to satisfy one or more of the requirements for qualification as a regulated investment company. If the Fund has failed to satisfy the requirement that it distribute at least 90% of its net investment company taxable income, the Fund may be able to preserve its regulated investment company status by making a "deficiency dividend" distribution. In addition, the Fund would have to pay interest and a penalty on the amount of the deficiency dividend distribution. If the Fund fails to satisfy one of the other requirements for qualification as a regulated investment company, the Fund would be taxed as an ordinary corporation, and its distributions, including net capital gain distributions, would be taxable to stockholders as ordinary dividends. Moreover, upon any requalification as a regulated investment company, the Fund might be subject to a corporate-level tax on certain gains.

      Disposition of Shares. Upon disposition (by redemption, repurchase, sale or exchange) of Fund shares, a stockholder will realize a taxable gain or loss depending upon his basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the stockholder's hands. Such gain or loss will generally be long-term or short-term depending upon the stockholder's holding period for the shares. However, a loss realized by a stockholder on the disposition of Fund shares with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss if such shares have been held by the stockholder for six months or less. Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Exchanges of Fund shares for shares of other funds generally would be treated as taxable sales of the shares exchanged by the stockholder.

      Certain of the debt securities acquired by the Fund may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by the Fund, original issue discount on a taxable debt security earned in a given year generally is treated for Federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements of the Code.

      Backup Withholding. The Fund may be required to withhold Federal income tax at the rate of 31% of all taxable distributions from the Fund and of gross proceeds from the redemption of shares payable to stockholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate stockholders and certain other stockholders specified in the Code generally are exempt from backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the stockholder's U.S. Federal income tax liability.

      Other Taxes. Distributions also may be subject to additional state, local and foreign taxes depending on each stockholder's particular situation. Foreign stockholders may be subject to U.S. tax rules that differ significantly from those described above, including the likelihood that ordinary income dividends to them would be subject to withholding of U.S. tax at a rate of 30% (or at a lower rate under a tax treaty). Stockholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

OTHER INFORMATION

     Custody of Assets. All securities owned by the Fund and all cash, including proceeds from the sale of shares of the Fund and of securities in the Fund's investment portfolio, are held by The Fifth Third Bank (the "Custodian"), 38 Fountain Square, Cincinnati, Ohio 45263.

     Stockholder Reports. Semi-annual statements are furnished to stockholders, and annually such statements are audited by the independent accountants.

     Independent Accountants. Briggs, Bunting & Dougherty, LLP, Two Penn Center Plaza, 1500 JFK Boulevard, Suite 820, Philadelphia, Pennsylvania 19102-1732, the independent accountants for the Fund, performs annual audits of the Fund's financial statements.

     Legal Counsel. Dechert, 1775 Eye Street, N.W., Washington, DC 20006, is legal counsel to the Fund.

     Accounting Agent, Transfer Agent and Shareholder Servicing Agent. The Fund's accounting, transfer and shareholder servicing agent is Declaration Service Company, 555 North Lane, Suite 6160, Conshohocken, Pennsylvania 19428.

                           CAPSTONE GROWTH FUND, INC.
                                OTHER INFORMATION
                 (PART C TO REGISTRATION STATEMENT NO. 2-83397)

Item 23. Exhibits


    (a)(1)   Copy of Articles of Incorporation dated October 14, 1966.

    (a)(2)   Copy of Articles of Amendment dated February 20, 1969.

    (a)(3)   Copy of Articles of Amendment dated February 27, 1970.

    (a)(3)   Copy of Articles of Amendment dated February 21, 1974.

    (a)(4)   Copy of Articles of Amendment dated April 20, 1986.

    (a)(5) Copy of Articles of Amendment dated May 10, 1988; Exhibit 1(f) to Post-Effective Amendment No. 6 to Registration Statement No. 2-83397.

    (a)(6) Copy of Agreement and Articles of Transfer between Capstone U.S. Trend Fund, Inc. and U.S. Trend Fund, Inc. dated May 11, 1992;
             Exhibit 1(g) to Post-Effective Amendment No. 13 to Registration Statement No. 2-83397.

    (a)(7)   Form  of  Articles  of  Incorporation of Capstone U.S. Trend Fund,
             Inc.;   Exhibit  1(h)  to  Post-Effective  Amendment  No.  12   to
             Registration Statement No. 2-83397.

    (a)(8)   Copy  of Articles of Amendment to  Articles  of  Incorporation  of
             Capstone  Growth  Fund,  Inc.;  Exhibit  1(i)  to   Post-Effective
             Amendment No. 16 to Registration Statement No. 2-83397.

    (a)(9) Copy of Articles of Amendment and Article of Supplementary to Article of Incorporation - to be filed by amendment.

    (b)(1)   Copy of By-Laws, as amended.

    (b)(2) Copy of Amendment to By-Laws, Exhibit 2(a) to Post-Effective Amendment No. 6 to Registration Statement No. 2-83397.

    (b)(3) Form of By-Laws of Capstone U.S. Trend Fund, Inc.; Exhibit 2(c) to Post-Effective Amendment No. 12 to Registration Statement No. 2-83397.

    (c)      None.

    (d)(1) Copy of Investment Advisory Agreement between Capstone U.S. Trend Fund, Inc. and Capstone Asset Management Company dated May 11, 1992; Exhibit 5(e) to Post-Effective Amendment No. 13 to Registration Statement No. 2-83397.

    (d)(2) Copy of Investment Advisory Agreement between Capstone Series Fund, Inc. on behalf of Capstone Employee Stock Ownership and Capstone Asset Management Company dated ________, to be filed by amendment.

    (e)(1) Copy of General Distribution Agreement between Capstone U.S. Trend Fund, Inc. and Capstone Asset Planning Company dated May 11, 1992;
             Exhibit 6(e) to Post-Effective Amendment No.13 to Registration No. 2-83397.

    (e)(2) Copy of Selling Group Agreement; Exhibit 6(f) to Post-effective Amendment No. 12 to Registration Statement No. 2-83397.

    (e)(3) Attachment A to General Distribution Agreement between Capstone U.S Trend Fund, Inc. and Capstone Asset Planning Company dated May 11, 1992.

    (f)      None.

    (g) Copy of Custody Agreement between Capstone Growth Fund, Inc. and The Fifth Third Bank dated December 13, 1994; Exhibit 8(b) to Post-Effective Amendment No. 17 to Registration No. 2-83397.

    (h)(1) Copy of Administration Agreement between Plitrend Fund, Inc. and First Pennsylvania Bank N.A. as of May 19, 1982; Exhibit 9(a)(1) to Post-Effective Amendment No. 3 to Registration No. 2-83397.

    (h)(2) Copy of amendment of the Administration Agreement between Plitrend Fund, Inc. and First Pennsylvania Bank N.A. dated as of December 23, 1985; Exhibit 9(a)(2) to Post-Effective Amendment No. 3 to Registration No. 2-83397.

    (h)(3)   Copy  of  Agency  Agreement  between  U.S.  Trend  Fund,  Inc. and
             Capstone  Financial  Services,  Inc. dated  as of October 2, 1987;
             Exhibit 9(b) to Post-Effective Amendment No. 5 to Registration No. 2-83397.

    (h)(4) Copy of Shareholder Services Agreement between U.S. Trend Fund, Inc. and Fund/Plan Services, Inc. dated February 1, 1991; Exhibit 9(c) to Post-Effective Amendment No. 11 to Registration No. 2-83397.

    (h)(5)   Southwestern  Life  Insurance  Company  Defined  Benefit   Pension
             Plan and Trust; Exhibit 14(a)(1) to Pre-Effective Amendment No. 1 to Registration No. 2-99810.

    (h)(6) Adoption Agreement for Southwestern Life Insurance Company Standardized Integrated Defined Benefit Pension Plan and Trust (with Pairing Provisions); Exhibit 14(a)(2) to Pre-Effective Amendment No. 1 to Registration No.
             2-99810.

    (h)(7) Adoption Agreement for Southwestern Life Insurance Company Standardized Non-Integrated Defined Benefit Pension Plan and Trust (with Pairing Provisions); Exhibit 14(a)(3) to Pre-Effective Amendment No. 1 to Registration No. 2-99810.

    (h)(8) Adoption Agreement for Southwestern Life Insurance Company Non-Standardized Integrated Defined Benefit Pension Plan and Trust; Exhibit 14(a)(4) to Pre-Effective Amendment No. 1 to Registration No. 2-99810.

    (h)(9) Adoption Agreement for Southwestern Life Insurance Company Non-Standardized Non-Integrated Defined Benefit Pension Plan and Trust; Exhibit 14(a)(5) to Pre-Effective Amendment No. 1 to Registration No. 2-99810.

    (h)(10) Southwestern Life Insurance Company Combination Profit Sharing-Money Purchase Plan and Trust; Exhibit 14(b)(1) to Pre-Effective Amendment No. 1 to Registration No. 2-99810.

    (h)(11)  Adoption  Agreement  for   Southwestern  Life  Insurance  Company
             Standardized Money Purchase Plan and Trust (with Pairing Provisions); Exhibit 14(b)(2) to Pre-Effective Amendment No. 1 to Registration No. 2-99810.

    (h)(12) Adoption Agreement for Southwestern Life Insurance Company Standardized Profit Sharing Plan and Trust (with Pairing Provisions); Exhibit 14(b)(3) to Pre-Effective Amendment No. 1 to Registration No. 2-99810.

    (h)(13) Adoption Agreement for Southwestern Life Insurance Company Non-Standardized Money Purchase Plan and Trust; Exhibit 14(b)(4) to Pre-Effective Amendment No. 1 to Registration No. 2-99810.

    (h)(14) Adoption Agreement for Southwestern Life Insurance Company Non-Standardized Profit Sharing Plan and Trust; Exhibit 14(b)(5) to Pre-Effective Amendment No. 1 to Registration No. 2-99810.

    (h)(15)  Form  5305,  Simplified  Employee  Pension-Individual  Retirement
             Accounts   Contribution Agreement; Exhibit 14(c) to Pre-Effective
             Amendment No. 1 to Registration No. 2-99810.

    (h)(16) Form 5305-A, Individual Retirement Custodial Account; Exhibit 14(d) to Pre-Effective Amendment No. 1 to Registration No. 2-99810.

    (h)(17) Southwestern Life Insurance Company Tax Deferred Annuity Program Custodial Agreement; Exhibit 14(e)(1) to Pre-Effective Amendment No. 1 to Registration No. 2-99810.

    (h)(18) Amendment to Application for Investment Plans under 403(b)(7) Plan; Exhibit 14(e)(2) to Pre-Effective Amendment No. 1 to Registration No. 2-99810.

    (h)(19) Southwestern Life Insurance Company Salary Reduction Plan and Trust; Exhibit 14(f)(1) to Post-Effective Amendment No. 3 to Registration No. 2-83397.

    (h)(20) Adoption Agreement for Southwestern Life Insurance Company Salary Reduction Plan and Trust; Exhibit 14(1)(2) to Post-Effective Amendment No. 3 to Registration No. 2-83397.

    (h)(21) Copy of Administration Agreement between Capstone Series Fund, Inc. and Capstone Employee Stock Ownership Fund - to be filed by amend-ment.

    (i)      Opinion of Dechert Price & Rhoads, filed herewith.

    (j)(1) Powers of Attorney of Messrs. James F. Leary, John R. Parker and Bernard J. Vaughan filed as Exhibit to Post-Effective Amendment No. 21 to Registration Statement No. 2-83397.

    (j)(2) Consent of Briggs, Bunting & Dougherty, LLP, Independent Certified Public Accountants filed herewith.

    (k)      None.

    (l)      None.

    (m)(1) Copy of Service and Distribution Plan; Exhibit 15(a) to Post-Effective Amendment No. 12 to Registration Statement No. 2-83397.

    (m)(2) Copy of Service Agreement; Exhibit 15(b) to Post-Effective Amendment No. 12 to Registration No. 2-83397.

    (m)(3) Attachement A to Service And Distribtion Plan, to be filed by amendment.

    (n)      N/A.

    (p)      Code of Ethics, as amended.  Filed herewith.

Item 24. Persons Controlled or under Common Control with Registrant

         Registrant does not control and is not under common control with any person.

Item 25. Indemnification

         The Articles of Incorporation include the following:

                                   ARTICLE VII

               "Article 7.4 Indemnification. The Corporation, including its successors and assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required, by the General Laws of the State of Maryland and the Investment Company Act of 1940. The By-Laws may provide that the Corporation shall indemnify its employees and/or agents in any manner and within such limits as permitted by applicable law. Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation or is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or employee benefit plan, against any liability (including, with respect to employee benefit plans, excise taxes) asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Corporation would have had the power to indemnify against such liability. The rights provided to any person by this Article 7.4 shall be enforceable against the Corporation by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated herein. No amendment of these Articles of Incorporation shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment."

The By-Laws of the Registrant include the following:

                                   ARTICLE VI
                                 INDEMNIFICATION

         "The Corporation shall indemnify (a) its Directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by (i) Maryland law now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (ii) the Investment Company Act of 1940, as amended, and
(b) other  employees  and agents to such  extent as shall be  authorized  by the
Board of Directors and be permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law."

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         To the extent that the Articles of Incorporation, By-Laws or any other instrument pursuant to which the Registrant is organized or administered indemnify any director or officer of the Registrant, or that any contract or agreement indemnifies any person who undertakes to act as investment advisor or principal underwriter to the Registrant, any such provisions protecting or purporting to protect such persons against any liability to the Registrant or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties, or by reason of his reckless disregard of his duties pursuant to the conduct of his office or obligations pursuant to such contract or agreement, will be interpreted and enforced in a manner consistent with the provisions of Section 17(h) and (i) of the Investment Company Act of 1940, as amended, and Release No. IC-11330 issued thereunder.

Item 26. Business and other Connections of Investment Adviser

         The investment adviser of the Registrant is also the investment adviser of Capstone Social Ethics and Religious Values Fund and Capstone Christian Values Fund, Inc. Such adviser also manages private accounts and is an adviser for a portion of the Tenneco Inc. Pension Plan. For further information, see "Directors and Officers" in Part B. hereof.

Item 27. Principal Underwriters

         (a) The principal underwriter of the Registrant, Capstone Asset Planning Company, also acts as principal underwriter for Capstone Social Ethics and Religious Values Fund and Capstone Christian Values Fund, Inc.

         (b)

Name and Principal       Positions and Offices        Positions and Offices
Business Address           with Underwriter               with Registrant

Dan E. Watson            Chairman of the Board and     Executive Vice President
                         Director

Edward L. Jaroski        President and Director       Executive Vice President
                                                       and Chairman of the Board

Linda G. Giuffre         Vice President, Compliance   Secretary/Treasurer

Leticia N. Jaroski       Secretary                        --

Carla Homer              Treasurer                        --


Item 28. Location of Accounts and Records


         Capstone Asset Management Company, the investment adviser to the Registrant, 5847 San Felipe, Suite 4100, Houston, Texas 77057, The Fifth Third Bank, the custodian of the Registrant, 38 Fountain Square, Cincinnati, Ohio 45263, and Declaration Service Company, the accounting agent, transfer agent and shareholder servicing agent of the Registrant, 555 North Lane, Suite 6160, Conshohocken, Pennsylvania 19428, maintain physical possession of each account, book or other document required to be maintained by Section 31(a) of Investment Company Act of 1940 and the rules promulgated thereunder.

Item 29.  Management Services

          Not applicable

Item 30.  Undertakings

          Not applicable

------------
* 5847 San Felipe, Suite 4100, Houston, Texas 77057

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement or Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Houston, and State of Texas on the 14th day of September, 2001


                             CAPSTONE EMPLOYEE STOCK OWNERSHIP FUND
                             Registrant


                            By: /s/EDWARD L. JAROSKI
                                ------------------------------------------
                               Edward L. Jaroski, Executive Vice President

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

          Signatures                              Title                 Date

/s/EDWARD L. JAROSKI                Executive Vice President  September 14, 2001
-----------------------------       & Director (Principal
Edward L. Jaroski                   Executive Officer)

/s/LINDA G. GIUFFRE                 Secretary/Treasurer       September 14, 2001
-----------------------------       Principal Financial &
Linda G. Giuffre                    Accounting Officer)

JAMES F. LEARY*                     Director                  September 14, 2001
-----------------------------
James F. Leary


JOHN R. PARKER*                     Director                  September 14, 2001
-----------------------------
John R. Parker


BERNARD J. VAUGHAN*                 Director                  September 14, 2001
-----------------------------
Bernard J. Vaughan


* By:  /s/EDWARD L. JAROSKI
       ---------------------
      Edward L. Jaroski, Attorney-In-Fact